Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	$ 8,341	$ 8,688	$ 16,371
Grant revenue	3,427	1,119	4,377
Total revenue	11,768	9,807	20,748
General and administrative expenses	49,440	59,358	47,365
Research and development expenses	81,859	85,848	77,402
Total operating expense	131,299	145,206	124,767
Other income/(expense):
Gain on deconsolidation	0	264,409	41,730
Loss realized on sale of investments	(54,976)	0	0
Gain/(loss) on disposal of assets	(30)	(82)	4,060
Gain on loss of significant influence	0	445,582	10,287
Other income/(expense)	1,065	121	(278)
Other income/(expense)	178,732	672,167	21,154
Net finance income/(costs)	(6,115)	(46,147)	25,917
Share of net income/(loss) of associates accounted for using the equity method	(34,117)	30,791	(11,490)
Income/(loss) before taxes	18,969	478,474	(68,438)
Finance income/(costs) – subsidiary preferred shares	0	(1,458)	(106)
Share-based payment expense	10,718	14,468	12,637
Depreciation of tangible assets	3,900	3,200	2,500
Amortization of ROU assets	(2,699)	(3,237)
Amortization of intangible assets	0	100	300
Taxation	(14,401)	(112,409)	(2,221)
Income/(loss) for the year	4,568	366,065	(70,659)
Other comprehensive income	469	(10)	(240)
Total comprehensive income/(loss) for the year	5,037	366,055	(70,899)
Total comprehensive income/(loss) attributable to:
Owners of the Company	6,454	421,134	(43,894)
Non-controlling interests	(1,417)	(55,079)	(27,005)
Consolidated Statements of Financial Position
Total assets	989,994	941,178
Total liabilities	336,455	290,780
Internal
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	3,560	6,064	2,110
Grant revenue	32	15	86
Total revenue	3,592	6,079	2,195
General and administrative expenses	(2,112)	(2,385)	(1,498)
Research and development expenses	(41,583)	(25,977)	(8,929)
Total operating expense	(43,695)	(28,362)	(10,427)
Other income/(expense):
Gain on deconsolidation		0	0
Gain/(loss) on investments held at fair value	0	0	0
Loss realized on sale of investments	0
Gain/(loss) on disposal of assets	(15)	17	0
Gain on loss of significant influence		0	0
Other income/(expense)	0	0	0
Other income/(expense)	(15)	17	0
Net finance income/(costs)	19	0
Share of net income/(loss) of associates accounted for using the equity method	0	0	0
Impairment of investment in associate		0
Income/(loss) before taxes	(40,098)	(22,266)	(8,232)
(Loss)/income before taxes pre IAS 39 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets			(8,210)
Income/(loss) before taxes pre IFRS 9 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	(36,770)	(21,889)
Finance income/(costs) – subsidiary preferred shares	0	0	0
Finance income/(costs) – IFRS 9 fair value accounting	0	0
Finance income/(costs) – IAS 39 fair value accounting			0
Share-based payment expense	(2,491)	(5)	(11)
Depreciation of tangible assets	(838)	(376)	(7)
Amortization of ROU assets	0	0
Amortization of intangible assets	0	4	(4)
Taxation	0	0	0
Income/(loss) for the year	(40,098)	(22,266)	(8,454)
Other comprehensive income	0	0	0
Total comprehensive income/(loss) for the year	(40,098)	(22,266)	(8,454)
Total comprehensive income/(loss) attributable to:
Owners of the Company	(40,098)	(7,002)	(1,139)
Non-controlling interests	0	(15,264)	(7,315)
Consolidated Statements of Financial Position
Total assets	87,917	17,614	2,984
Total liabilities	117,964	12,076	13,366
Net assets/(liabilities)	(30,047)	5,538	(10,381)
Controlled Founded Entities
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	2,726	2,487	14,233
Grant revenue	3,395	1,104	4,271
Total revenue	6,121	3,591	18,504
General and administrative expenses	(15,061)	(14,436)	(10,212)
Research and development expenses	(40,043)	(42,780)	(36,930)
Total operating expense	(55,104)	(57,216)	(47,142)
Other income/(expense):
Gain on deconsolidation		0	0
Gain/(loss) on investments held at fair value	0	0	0
Loss realized on sale of investments	0
Gain/(loss) on disposal of assets	(15)	(39)	0
Gain on loss of significant influence		0	0
Other income/(expense)	100	166
Other income/(expense)	85	127	0
Net finance income/(costs)	(5,204)	(16,947)	5,341
Share of net income/(loss) of associates accounted for using the equity method	0	0	0
Impairment of investment in associate		0
Income/(loss) before taxes	(54,102)	(70,445)	(23,297)
(Loss)/income before taxes pre IAS 39 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets			(24,344)
Income/(loss) before taxes pre IFRS 9 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	(44,181)	(48,996)
Finance income/(costs) – subsidiary preferred shares	0	107	0
Finance income/(costs) – IFRS 9 fair value accounting	(4,351)	(17,294)
Finance income/(costs) – IAS 39 fair value accounting			5,341
Share-based payment expense	(2,822)	(1,678)	(2,465)
Depreciation of tangible assets	(1,560)	(1,531)	(1,823)
Amortization of ROU assets	(1,186)	(1,060)
Amortization of intangible assets	(1)	7	(6)
Taxation	(1)	(134)	(381)
Income/(loss) for the year	(54,103)	(70,579)	(26,206)
Other comprehensive income	0	0	(214)
Total comprehensive income/(loss) for the year	(54,103)	(70,579)	(26,420)
Total comprehensive income/(loss) attributable to:
Owners of the Company	(52,701)	(54,717)	(15,710)
Non-controlling interests	(1,402)	(15,862)	(10,710)
Consolidated Statements of Financial Position
Total assets	68,731	41,612	15,603
Total liabilities	212,542	132,935	60,992
Net assets/(liabilities)	(143,812)	(91,324)	(45,389)
Non-Controlled Founded Entities
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	0	0	0
Grant revenue	0	0	20
Total revenue	0	0	20
General and administrative expenses	0	(10,439)	(16,385)
Research and development expenses	0	(15,555)	(29,851)
Total operating expense	0	(25,994)	(46,236)
Other income/(expense):
Gain on deconsolidation		0	0
Gain/(loss) on investments held at fair value	0	0	0
Loss realized on sale of investments	0
Gain/(loss) on disposal of assets	0	0	0
Gain on loss of significant influence		0	0
Other income/(expense)	0	0	104
Other income/(expense)	0	0	104
Net finance income/(costs)	0	(30,141)	5,945
Share of net income/(loss) of associates accounted for using the equity method	0	0	0
Impairment of investment in associate		0
Income/(loss) before taxes	0	(56,135)	(40,167)
(Loss)/income before taxes pre IAS 39 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets			(38,761)
Income/(loss) before taxes pre IFRS 9 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	0	(21,873)
Finance income/(costs) – subsidiary preferred shares	0	(1,564)	0
Finance income/(costs) – IFRS 9 fair value accounting	0	(28,737)
Finance income/(costs) – IAS 39 fair value accounting			5,516
Share-based payment expense	0	(3,543)	(6,262)
Depreciation of tangible assets	0	(207)	(390)
Amortization of ROU assets	0	(83)
Amortization of intangible assets	0	(128)	(270)
Taxation	0	(162)	(185)
Income/(loss) for the year	0	(56,297)	(41,239)
Other comprehensive income	0	(10)	0
Total comprehensive income/(loss) for the year	0	(56,307)	(41,239)
Total comprehensive income/(loss) attributable to:
Owners of the Company	0	(32,353)	(32,260)
Non-controlling interests	0	(23,953)	(8,980)
Consolidated Statements of Financial Position
Total assets	0	0	35,934
Total liabilities	0	0	202,161
Net assets/(liabilities)	0	0	(166,227)
Parent Company And Other
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	2,054	137	29
Grant revenue	0	0	0
Total revenue	2,054	137	29
General and administrative expenses	(32,267)	(32,098)	(19,270)
Research and development expenses	(234)	(1,536)	(1,692)
Total operating expense	(32,500)	(33,634)	(20,962)
Other income/(expense):
Gain on deconsolidation		264,409	41,730
Gain/(loss) on investments held at fair value	232,674	(37,863)	(34,615)
Loss realized on sale of investments	(54,976)
Gain/(loss) on disposal of assets	0	(60)	4,054
Gain on loss of significant influence		445,582	10,287
Other income/(expense)	965	(45)	(405)
Other income/(expense)	178,662	672,023	21,051
Net finance income/(costs)	(930)	941	14,631
Share of net income/(loss) of associates accounted for using the equity method	(34,117)	30,791	(11,490)
Impairment of investment in associate		42,938
Income/(loss) before taxes	113,170	627,320	3,258
(Loss)/income before taxes pre IAS 39 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets			(4,235)
Income/(loss) before taxes pre IFRS 9 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	121,644	640,298
Finance income/(costs) – subsidiary preferred shares	0	(1)	(106)
Finance income/(costs) – IFRS 9 fair value accounting	0	(444)
Finance income/(costs) – IAS 39 fair value accounting			11,775
Share-based payment expense	(5,405)	(9,242)	(3,899)
Depreciation of tangible assets	(1,547)	(1,114)	(256)
Amortization of ROU assets	(1,523)	(2,177)
Amortization of intangible assets	0	0	(22)
Taxation	(14,400)	(112,113)	(1,655)
Income/(loss) for the year	98,769	515,207	5,239
Other comprehensive income	469	0	(26)
Total comprehensive income/(loss) for the year	99,238	515,207	5,213
Total comprehensive income/(loss) attributable to:
Owners of the Company	99,253	515,207	5,213
Non-controlling interests	(15)	0	0
Consolidated Statements of Financial Position
Total assets	833,347	881,952	387,240
Total liabilities	5,949	145,768	(1,731)
Net assets/(liabilities)	827,397	736,184	388,970
Operating segments [member]
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	8,341	8,688	16,371
Grant revenue	3,427	1,119	4,377
Total revenue	11,768	9,807	20,748
General and administrative expenses	(49,440)	(59,358)	(47,365)
Research and development expenses	(81,859)	(85,848)	(77,402)
Total operating expense	(131,299)	(145,206)	(124,768)
Other income/(expense):
Gain on deconsolidation		264,409	41,730
Gain/(loss) on investments held at fair value	232,674	(37,863)	(34,615)
Loss realized on sale of investments	(54,976)
Gain/(loss) on disposal of assets	(30)	(82)	4,054
Gain on loss of significant influence		445,582	10,287
Other income/(expense)	1,065	121	(302)
Other income/(expense)	178,732	672,167	21,155
Net finance income/(costs)	(6,115)	(46,147)	25,918
Share of net income/(loss) of associates accounted for using the equity method	(34,117)	30,791	(11,490)
Impairment of investment in associate		42,938
Income/(loss) before taxes	18,969	478,474	(68,438)
(Loss)/income before taxes pre IAS 39 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets			(75,550)
Income/(loss) before taxes pre IFRS 9 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	40,694	547,540
Finance income/(costs) – subsidiary preferred shares	0	(1,458)	(106)
Finance income/(costs) – IFRS 9 fair value accounting	(4,351)	(46,475)
Finance income/(costs) – IAS 39 fair value accounting			22,632
Share-based payment expense	(10,718)	(14,468)	(12,637)
Depreciation of tangible assets	(3,945)	(3,228)	(2,476)
Amortization of ROU assets	(2,709)	(3,320)
Amortization of intangible assets	(1)	(117)	(302)
Taxation	(14,401)	(112,409)	(2,221)
Income/(loss) for the year	4,568	366,065	(70,659)
Other comprehensive income	469	(10)	(240)
Total comprehensive income/(loss) for the year	5,037	366,055	(70,899)
Total comprehensive income/(loss) attributable to:
Owners of the Company	6,454	421,133	(43,894)
Non-controlling interests	(1,417)	(55,079)	(27,005)
Consolidated Statements of Financial Position
Total assets	989,994	941,178	441,761
Total liabilities	336,455	290,779	274,787
Net assets/(liabilities)	$ 653,539	$ 650,399	$ 166,973